Financial assets - Nominal and fairvalue of financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 EUR (€)
Listed debt securities
Financial assets
Financial assets, at fair value			₺ 1,850,830		₺ 2,345,458
Currency protected time deposits
Financial assets
Financial assets, at fair value			4,034,897
16 February 2026 | EUR | Listed debt securities
Financial assets
Notional amount | €				€ 24,000		€ 3,277
Financial assets, at fair value			472,022		51,494
Fair Value Maturity Date	16 February 2026	16 February 2026
8 July 2027 | EUR | Listed debt securities
Financial assets
Notional amount | €				15,000		€ 24,951
Financial assets, at fair value			279,082		356,258
Fair Value Maturity Date	8 July 2027	8 July 2027
11 April 2023 | EUR | Listed debt securities
Financial assets
Notional amount | €				€ 5,000
Financial assets, at fair value			99,975
Fair Value Maturity Date	11 April 2023
31 March 2025 | USD | Listed debt securities
Financial assets
Notional amount | $	$ 3,700
Financial assets, at fair value			73,314
Fair Value Maturity Date	31 March 2025
14 July 2023 | USD | Listed debt securities
Financial assets
Notional amount | $	$ 21,000	$ 34,497
Financial assets, at fair value			391,211		469,839
Fair Value Maturity Date	14 July 2023	14 July 2023
25 March 2027 | USD | Listed debt securities
Financial assets
Notional amount | $	$ 18,000	$ 30,341
Financial assets, at fair value			308,358		378,645
Fair Value Maturity Date	25 March 2027	25 March 2027
13 November 2025 | USD | Listed debt securities
Financial assets
Notional amount | $	$ 5,000
Financial assets, at fair value			97,785
Fair Value Maturity Date	13 November 2025
25 January 2023 | USD | Listed debt securities
Financial assets
Notional amount | $	$ 3,000
Financial assets, at fair value			55,835
Fair Value Maturity Date	25 January 2023
10 August 2024 | USD | Listed debt securities
Financial assets
Notional amount | $	$ 1,000	$ 1,636
Financial assets, at fair value			18,540		22,142
Fair Value Maturity Date	10 August 2024	10 August 2024
Indefinite | USD | Listed debt securities
Financial assets
Notional amount | $	$ 50,000
Financial assets, at fair value			54,708
Fair Value Maturity Date	Indefinite
2 March 2022 | TL | Listed debt securities
Financial assets
Notional amount					39,937
Financial assets, at fair value					42,025
Fair Value Maturity Date		2 March 2022
2 March 2022 | TL | Listed debt securities
Financial assets
Notional amount					39,602
Financial assets, at fair value					42,025
Fair Value Maturity Date		2 March 2022
14 October 2025 | USD | Listed debt securities
Financial assets
Notional amount | $		$ 32,565
Financial assets, at fair value					412,244
Fair Value Maturity Date		14 October 2025
26 January 2026 | USD | Listed debt securities
Financial assets
Notional amount | $		$ 3,561
Financial assets, at fair value					45,330
Fair Value Maturity Date		26 January 2026
22 June 2026 | USD | Listed debt securities
Financial assets
Notional amount | $		$ 41,067
Financial assets, at fair value					₺ 525,456
Fair Value Maturity Date		22 June 2026
10 May 2023 | TL | Currency protected time deposits
Financial assets
Notional amount			949,475
Financial assets, at fair value			1,236,256
Fair Value Maturity Date	10 May 2023
27 February 2023 | TL | Currency protected time deposits
Financial assets
Notional amount			704,109
Financial assets, at fair value			950,130
Fair Value Maturity Date	27 February 2023
15 August 2023 | TL | Currency protected time deposits
Financial assets
Notional amount			701,033
Financial assets, at fair value			820,390
Fair Value Maturity Date	15 August 2023
16 August 2023 | TL | Currency protected time deposits
Financial assets
Notional amount			436,793
Financial assets, at fair value			511,377
Fair Value Maturity Date	16 August 2023
11 May 2023 | TL | Currency protected time deposits
Financial assets
Notional amount			230,364
Financial assets, at fair value			299,793
Fair Value Maturity Date	11 May 2023
2 October 2023 | TL | Currency protected time deposits
Financial assets
Notional amount			185,454
Financial assets, at fair value			₺ 216,951
Fair Value Maturity Date	2 October 2023